Madison Funds Legal & Compliance Department
550 Science Drive
Madison, WI 53711
608-274-0300

January 21, 2016

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Madison Funds (the "Trust"); File No. 333-208764
Form N-14A Filing

Dear Sir/Madam:

Filed herewith is the Pre-Effective Amendment No. 2 to the Form N-14A Registration Statement (combined information statement/prospectus) relating to the proposed reorganization of the Large Cap Growth Fund, a series of the Trust, with and into the Investors Fund, another series of the Trust.
Please contact me at 608-216-9109 should you have any comments or questions regarding the Registration Statement.
Respectfully submitted,

/s/ Lisa R. Lange

Lisa R. Lange
Chief Legal Officer and Chief Compliance Officer

Enclosures